Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 78.85%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 3.56%
Fixed Rates:
2.35 12/05/25 $ 1,000,000 $ 996,916
Federal Home Loan Bank 5.21%
Fixed Rates:
1.11 10/28/26 1,500,000 1,459,754
Federal Home Loan Mortgage Corp 7.05%
Fixed Rates:
2.53 10/25/26 2,000,000 1,972,671
U.S. Treasury Bill 57.67%
◊
Yield to Maturity:
4.16 10/02/25 500,000 499,944
4.07 10/16/25 1,000,000 998,313
4.13 10/23/25 2,000,000 1,995,084
4.17 -
4.23 11/28/25 2,000,000 1,987,129
4.05 12/30/25 3,250,000 3,218,812
3.99 02/12/26 600,000 591,690
3.94 02/26/26 3,000,000 2,953,953
3.70 03/19/26 2,000,000 1,965,008
3.83 -
3.88 08/06/26 2,000,000 1,939,157
16,149,090
U.S. Treasury Note/Bond 5.36%
Fixed Rates:
4.25 12/31/25 1,500,000 1,501,136
Investments, at value 78.85% 22,079,567
(cost $22,055,909 )
Other assets and liabilities, net 21.15% 5,924,096
Net Assets 100.00% $ 28,003,663

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Near-Term Tax Free Fund
Municipal Bonds 86.80%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Colorado 4.43%
City of Glendale CO, Colorado, Refunding, COP 5.00 12/01/25 $ 265,000 $ 265,930
City of Greeley CO Water Revenue, Colorado,
Refunding, RB 5.00 08/01/27 400,000 419,086
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 350,000
1,035,016
Connecticut 0.87%
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 202,943
Georgia 3.42%
Barrow County School District, Georgia, GO
Unlimited 2.13 02/01/26 500,000 498,285
Grady County School District, Georgia, GO
Unlimited 5.00 10/01/25 300,000 300,000
798,285
Hawaii 0.77%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 179,244
Illinois 8.78%
State of Illinois, Illinois, GO Unlimited 5.00 11/01/28 1,000,000 1,045,243
Village of Hoffman Estates IL, Illinois,
Refunding, GO Unlimited 4.00 12/01/35 1,000,000 1,006,162
2,051,405
Indiana 0.65%
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 150,855
Kansas 0.73%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 170,047
Kentucky 4.64%
Kentucky Public Energy Authority, Kentucky,
Refunding, RB
‡
5.00 01/01/55 1,000,000 1,084,086
Massachusetts 2.32%
New Bedford Housing Authority,
Massachusetts, RB 2.45 10/01/27 550,000 542,736

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 3.44%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 371,704
Wayne State University, Michigan, RB 5.00 11/15/27 430,000 431,226
802,930
Minnesota 7.32%
City of Woodbury MN, Minnesota, GO
Unlimited 3.00 02/01/28 550,000 550,075
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,160,570
1,710,645
Mississippi 0.54%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 125,159
New Mexico 2.69%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 628,076
New York 1.79%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 204,176
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 215,000
419,176
North Carolina 1.75%
City of Cherryville NC, North Carolina, GO
Unlimited 2.00 11/01/31 440,000 408,246
Oregon 2.12%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 198,598
City of Lincoln City OR, Oregon, Refunding, GO
Unlimited 2.50 06/01/28 300,000 296,152
494,750
Pennsylvania 5.47%
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 514,820
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 740,000 762,767
1,277,587

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Tennessee 3.95%
Paris Utility Authority Electric System Revenue,
Tennessee, RB 5.00 06/01/28 $ 155,000 $ 164,675
Tennessee Energy Acquisition Corp.,
Tennessee, Refunding, RB 5.00 12/01/35 700,000 757,666
922,341
Texas 24.08%
Board of Regents of the University of Texas
System, Texas, RB 5.00 08/15/26 1,000,000 1,022,009
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, Refunding, RB 5.00 10/01/26 750,000 769,481
City of Denton TX, Texas, GO Limited 4.00 02/15/26 265,000 266,416
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 414,114
City of San Antonio TX Electric & Gas Systems
Revenue, Texas, Refunding, RB 5.00 02/01/26 500,000 504,102
City of San Antonio TX Electric & Gas Systems
Revenue, Texas, Refunding, RB 5.00 02/01/27 375,000 377,917
Rockwall Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 270,000 279,378
Texas Department of Transportation State
Highway Fund, Texas, RB 5.00 10/01/26 695,000 712,913
Texas Municipal Gas Acquisition & Supply
Corp. V, Texas, RB
‡
5.00 01/01/55 540,000 590,195
Westwood Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 665,000 686,728
5,623,253
Washington 1.77%
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 260,464
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 152,193
412,657
Wisconsin 5.27%
Bayside WI Promissory Note, Wisconsin 5.00 03/01/27 225,000 232,250
Elmbrook School District, Wisconsin,
Refunding, GO Unlimited 2.75 04/01/28 1,000,000 998,533
1,230,783
Investments, at value 86.80% 20,270,220
(cost $20,149,011 )
Other assets and liabilities, net 13.20% 3,081,570
Net Assets 100.00% $ 23,351,790

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Global Luxury Goods Fund
Common Stocks 96.06% Shares Value
Apparel Manufacturers 10.19%
Christian Dior SE 585 $ 340,811
Hermes International SCA 1,418 3,486,920
Kering SA, ADR 20,200 672,256
PRADA SpA 22,000 132,454
Tapestry, Inc. 6,500 735,930
5,368,371
Athletic Footwear 2.43%
adidas AG, ADR 12,100 1,282,237
Automotive - Cars & Light Trucks 17.65%
Ferrari NV 8,165 3,961,821
Mercedes-Benz Group AG, ADR 141,200 2,218,252
Tesla, Inc.
*
2,840 1,263,005
Volkswagen AG 16,760 1,855,897
9,298,975
Beverages - Wine/Spirits 5.72%
Davide Campari-Milano NV 16,300 103,074
Diageo PLC 73,700 1,763,470
Pernod Ricard SA 8,500 836,831
Remy Cointreau SA 5,700 309,095
3,012,470
Building - Residential/Commercial 1.14%
Toll Brothers, Inc. 4,350 600,909
Casino Hotels 2.00%
Las Vegas Sands Corp. 19,600 1,054,284
Cosmetics & Toiletries 2.48%
L'Oreal SA, ADR 7,450 645,468
The Estee Lauder Cos., Inc. 7,500 660,900
1,306,368
Cruise Lines 10.08%
Carnival Corp.
*
59,500 1,720,145
Royal Caribbean Cruises, Ltd. 7,835 2,535,249
Viking Holdings, Ltd.
*
17,000 1,056,720
5,312,114
Diversified Banking Institution 4.15%
The Goldman Sachs Group, Inc. 2,075 1,652,426
UBS Group AG 13,000 533,000
2,185,426
Diversified Minerals 0.20%
Caledonia Mining Corp. PLC 3,000 108,630

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 $ 0
Fiduciary Banks 2.18%
Northern Trust Corp. 8,550 1,150,830
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Footwear & Related Apparel 0.64%
Birkenstock Holding PLC
*
7,500 339,375
Gold Mining 6.83%
Catalyst Metals, Ltd.
*
65,000 338,675
DPM Metals, Inc. 15,200 336,940
Franco-Nevada Corp. 2,210 492,631
OceanaGold Corp. 8,333 177,893
OR Royalties, Inc. 17,700 709,416
Ramelius Resources, Ltd. 260,000 662,257
Regis Resources, Ltd. 107,000 422,740
Royal Gold, Inc. 2,280 457,322
3,597,874
Hotels & Motels 2.16%
Hilton Worldwide Holdings, Inc. 4,400 1,141,536
Investment Management/Advisory Services 0.49%
Julius Baer Group, Ltd. 3,700 257,640
Oil Companies - Exploration & Production 0.07%
NG Energy International Corp.
*
47,500 36,520
Precious Metals 2.04%
Integra Resources Corp.
*
150,000 442,500
Integra Resources Corp.
*
45,000 132,750
Metalla Royalty & Streaming, Ltd.
*
17,000 107,950
Wheaton Precious Metals Corp. 3,500 391,440
1,074,640
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Recreational Centers 1.76%
Life Time Group Holdings, Inc.
*
33,600 927,360
Retail - Apparel/Shoe 11.30%
Brunello Cucinelli SpA 6,950 761,395
Industria de Diseno Textil SA 40,700 2,252,496
Lululemon Athletica, Inc.
*
3,200 569,376

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Apparel/Shoe (cont’d)
Moncler SpA 25,300 $ 1,488,990
Zalando SE
*
28,700 880,752
5,953,009
Retail - Jewelry 4.68%
Chow Tai Fook Jewellery Group, Ltd. 75,000 149,880
Cie Financiere Richemont SA 8,930 1,714,260
Laopu Gold Co., Ltd. 800 73,133
Signet Jewelers, Ltd. 5,500 527,560
2,464,833
Textile - Apparel 7.87%
LVMH Moet Hennessy Louis Vuitton SE, ADR 33,891 4,145,208
Total Common Stocks 50,618,609
(cost $43,674,419)
Corporate Non-Convertible Bond 1.45%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.45%
Aris Gold Corp. 7.50 08/26/27 $ 386,420 763,180
(cost $386,378)
Call Options Purchased 0.51%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Automotive - Cars & Light Trucks 0.51%
Tesla, Inc. $ 475.00 12/25 $ 2,375,000 50 194,125
Tesla, Inc. 400.00 12/25 400,000 10 74,425
268,550
Total Purchased Call Options 268,550
(premiums paid $163,746 )
Investments, at value 98.02% 51,650,339
(cost $44,224,543 )
Other assets and liabilities, net 1.98% 1,042,413
Net Assets 100.00% $ 52,692,752

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Global Resources Fund
Common Stocks 88.03% Shares Value
Advanced Materials/Production 0.56%
Nano One Materials Corp.
*
335,000 $ 300,891
Agricultural Biotech 0.75%
Corteva, Inc. 6,000 405,780
Agricultural Chemicals 2.72%
Nutrien, Ltd. 25,000 1,467,750
Building - Heavy Construction 1.08%
Perma-Pipe International Holdings, Inc.
*
5,000 117,150
Worley, Ltd. 50,000 464,499
581,649
Building Products - Wood 0.21%
Boise Cascade Co. 1,500 115,980
Chemicals - Diversified 1.75%
Base Carbon, Inc.
*
990,000 640,224
ICL Group, Ltd. 49,300 306,646
946,870
Chemicals - Specialty 0.15%
Albemarle Corp. 1,000 81,080
Coal 0.66%
Alliance Resource Partners LP 14,000 353,990
Caribbean Resources Corp.
#*@
2,148,176 0
353,990
Diamonds/Precious Stones 0.22%
Barksdale Resources Corp.
*
1,955,000 119,404
Diversified Minerals 4.80%
Anson Resources, Ltd.
*
1,000,000 63,740
Arianne Phosphate, Inc.
*
600,000 103,471
BHP Group, Ltd., ADR 3,500 195,125
Core Silver Corp.
*
60,000 31,903
E3 Lithium, Ltd.
*
100,000 107,782
IberAmerican Lithium Corp.
#*@
1,000,000 10,778
Legacy Lithium Corp.
#*@
20,000 718
Leo Lithium, Ltd.
#*@
700,000 94,954
LibertyStream Infrastructure Partners, Inc.
*
975,000 171,643
Lithium Royalty Corp.
*
821 3,634
Neotech Metals Corp.
*
500,000 89,818
NGEX Minerals, Ltd.
*
50,000 932,313
Nio Strategic Metals, Inc.
*
3,200,000 218,438
Nio Strategic Metals, Inc., 144A
#∆
362,069 24,715
Sigma Lithium Corp.
*
10,000 64,100

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Standard Lithium, Ltd.
*
75,000 $ 252,750
Wolfden Resources Corp.
*
2,000,000 229,935
2,595,817
Electric - Integrated 0.34%
PPL Corp. 5,000 185,800
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@~
2,400,000 0
Enterprise Software/Services 12.72%
Abaxx Technologies, Inc.
*
300,000 6,874,326
Finance - Other Services 0.56%
CME Group, Inc. 461 124,557
TMX Group, Ltd. 4,600 175,975
300,532
Gold Mining 18.63%
Black Cat Syndicate, Ltd.
*
800,000 742,171
Collective Mining, Ltd.
*
20,000 290,436
EnviroGold Global, Ltd., 144A
#*∆
75,000 8,084
Firefinch, Ltd.
#*@
1,000,000 44,532
Franco-Nevada Corp. 2,500 557,275
K92 Mining, Inc.
*
100,000 1,208,594
Larvotto Resources, Ltd.
*
200,000 99,254
Montage Gold Corp.
*
600,000 2,918,732
New Gold, Inc.
*
25,000 179,500
OR Royalties, Inc. 20,000 801,600
Perpetua Resources Corp.
*
30,000 606,900
Royal Road Minerals, Ltd.
*
5,500,000 889,200
Seabridge Gold, Inc.
*
20,000 483,000
Seasif Exploration, Inc.
#*@
2,000,000 32,335
Torex Gold Resources, Inc.
*
29,000 1,205,260
10,066,873
Industrial Gases 0.70%
Linde PLC 800 380,000
Investment Companies 0.29%
Cango, Inc./KY, ADR
*
10,000 42,400
Contango Holdings PLC
*
10,502,248 116,711
159,111
Machinery - Electric Utilities 0.85%
GE Vernova, Inc. 750 461,175

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper 4.97%
Arizona Sonoran Copper Co., Inc.
*
200,000 $ 439,750
Axo Copper Corp.
*
240,000 60,358
Freeport-McMoRan, Inc. 15,000 588,300
Hudbay Minerals, Inc. 95,000 1,440,200
Kutcho Copper Corp.
*
1,223,500 158,245
2,686,853
Metal - Diversified 5.35%
Electra Battery Materials Corp., 144A
#*∆
13,889 16,766
Glencore PLC 20,000 92,113
GoviEx Uranium, Inc., 144A
#*∆
58,000 4,793
Ivanhoe Electric, Inc./US
*
40,000 502,000
Ivanhoe Mines, Ltd.
*
15,000 159,086
Juno Corp., 144A
#*@∆
200,000 533,161
Orsu Metals Corp., 144A
#*@∆
14,761 0
Sovereign Metals, Ltd.
*
600,000 283,866
Sunrise Energy Metals, Ltd.
*
100,000 356,383
Teck Resources, Ltd., Class B 5,000 219,450
Torq Resources, Inc.
*
900,000 77,603
Vox Royalty Corp. 150,000 645,000
2,890,221
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 0.36%
Cordoba Minerals Corp.
*
58,823 36,772
King Copper Discovery Corp.
*
400,000 158,080
194,852
Natural Resource Technology 0.07%
I-Pulse, Inc., 144A
#*@+∆
15,971 39,928
Non-Ferrous Metals 2.46%
Cameco Corp. 2,500 209,650
CanAlaska Uranium, Ltd.
*
90,000 75,016
Encore Energy Corp.
*
50,000 161,314
Fireweed Metals Corp.
*
350,000 807,286
InZinc Mining, Ltd.
*
2,000,000 39,520
Peninsula Energy, Ltd.
*
95,000 34,403
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
1,327,189
Oil - US Royalty Trusts 0.51%
PrairieSky Royalty, Ltd. 15,000 278,293

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 3.91%
Antero Resources Corp.
*
10,000 $ 335,600
Devon Energy Corp. 10,000 350,600
LNG Energy Group Corp.
#*@
1,100,000 29,640
NG Energy International Corp.
*
855,000 657,361
NG Energy International Corp., 144A
∆
200,000 153,769
Permian Resources Corp. 15,000 192,000
Range Resources Corp. 10,500 395,220
2,114,190
Oil Companies - Field Services 0.94%
Baker Hughes Co. 3,500 170,520
Halliburton Co. 3,000 73,800
Schlumberger NV 4,500 154,665
Select Water Solutions, Inc., Class A 10,000 106,900
505,885
Oil Companies - Integrated 6.07%
BP PLC, ADR 12,000 413,520
Exxon Mobil Corp. 10,500 1,183,875
Shell PLC, ADR 11,000 786,830
TotalEnergies SE, ADR 15,000 895,350
3,279,575
Oil Refining & Marketing 0.32%
Valero Energy Corp. 1,000 170,260
Paper & Related Products 0.64%
International Paper Co. 7,500 348,000
Pipelines 2.61%
Cheniere Energy, Inc. 6,000 1,409,880
Platinum 0.21%
Impala Platinum Holdings, Ltd., ADR 8,840 112,639
Pollution Control 0.17%
BluMetric Environmental, Inc.
*
100,000 93,411
Precious Metals 5.05%
Brixton Metals Corp.
*
2,000,000 107,782
Coeur Mining, Inc.
*
111,000 2,082,360
Vizsla Royalties Corp.
*
191,715 537,249
2,727,391
Real Estate Operating/Development 1.51%
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,600,000 816,268
816,268

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
REITS - Diversified 0.60%
Weyerhaeuser Co. REIT 13,000 $ 322,270
Retail - Jewelry 0.16%
Mene, Inc.
*
750,000 86,225
Silver Mining 4.74%
Aya Gold & Silver, Inc.
*
10,000 115,686
Blackrock Silver Corp.
*
750,000 468,851
Endeavour Silver Corp.
*
80,000 626,572
Vizsla Silver Corp.
*
312,500 1,349,517
2,560,626
Steel - Producers 0.39%
Steel Dynamics, Inc. 1,500 209,145
Total Common Stocks 47,570,129
(cost $77,138,143)
Corporate Convertible Bond 1.00%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 1.00%
Contango Holdings PLC, 144A
#@∆
0.00 12/31/25 $ 400,000 537,960
(cost $508,120)
Corporate Non-Convertible Bonds 2.73%
Gold Mining 1.73%
Aris Gold Corp. 7.50 08/26/27 473,384 934,934
Oil Companies - Exploration & Production 1.00%
NG Energy International Corp.
#
8.00 05/20/27 750,000 538,909
Total Corporate Non-Convertible Bonds 1,473,843
(cost $1,060,514)
Warrants 0.27%
Exercise
Price
Exp.
Date Shares
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 177,500 0

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Diversified Minerals 0.00%
IberAmerican Lithium Corp., 144A
#*@∆
$ 0.40 09/01/26 500,000 $ 0
LibertyStream Infrastructure Partners, Inc.,
144A
#*@∆
0.44 11/19/26 250,000 0
0
Investment Companies 0.00%
Contango Holdings PLC, 144A
#*@∆
0.09 11/07/25 4,583,333 0
Metal - Copper 0.00%
Axo Copper Corp., 144A
#*@∆
0.70 12/31/27 125,000 0
Trigon Metals, Inc., 144A
#*@∆
1.50 07/12/26 625,000 0
0
Metal - Diversified 0.00%
Torq Resources, Inc., 144A
#*@∆
0.30 01/04/27 1,000,000 0
Oil Companies - Exploration & Production 0.04%
LNG Energy Group, 144A
#*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
#*
1.40 05/20/27 300,000 21,557
21,557
Real Estate Operating/Development 0.05%
Revival Gold, Inc., 144A
#*@∆
0.72 05/16/26 250,000 0
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 137,500 26,676
26,676
Silver Mining 0.18%
Blackrock Silver Corp., 144A
#*@∆
0.50 01/30/27 375,000 99,698
Total Warrants 147,931
(cost $0 )
Investments, at value 92.03% 49,729,863
(cost $78,706,777 )
Other assets and liabilities, net 7.97% 4,306,196
Net Assets 100.00% $ 54,036,059

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
World Precious Minerals Fund
Common Stocks 95.34% Shares Value
Advanced Materials/Production 3.50%
Nano One Materials Corp.
*
2,707,500 $ 2,431,828
Coal 0.00%
Caribbean Resources Corp.
#*@
505,453 0
Diamonds/Precious Stones 0.31%
Barksdale Resources Corp.
*
3,570,000 218,043
Diversified Minerals 4.95%
Ascot Resources, Ltd., 144A
#*∆
6,412 219
AuMega Metals, Ltd.
*
1,500,000 37,724
Avanti Gold Corp.
*
600,000 237,120
Erdene Resource Development Corp.
*
55,000 408,242
Gossan Resources, Ltd.
*
1,250,000 24,700
Highlander Silver Corp.
*
210,000 646,583
Kenorland Minerals, Ltd.
*
200,000 288,855
Kootenay Resources, Inc.
*
40,000 2,156
Max Resource Corp.
*
2,000,000 186,822
Meeka Metals, Ltd.
*
2,000,000 296,907
Miata Metals Corp.
*
385,000 157,685
Minaurum Gold, Inc.
*
1,250,000 372,745
Summit Gold, Ltd.
#*@
10,000 0
Waraba Gold, Ltd.
*~
2,155,000 23,227
Waraba Gold, Ltd., 144A
#∆
6,045,000 65,154
Western Exploration, Inc.
*
550,000 347,776
Westward Gold, Inc.
*
3,040,000 338,579
3,434,494
Gold Mining 59.63%
A2 Gold Corp.
*
130,000 70,058
Adamera Minerals Corp.
*
1,047,000 67,709
Adamera Minerals Corp., 144A
#∆
11,954 773
African Gold, Ltd.
*
1,500,000 415,381
Alpha Exploration, Ltd.
*
507,500 222,444
Asante Gold Corp.
*
145,000 244,844
Aurum Resources, Ltd.
*
1,000,000 461,524
Awale Resources, Ltd.
*
935,000 362,794
Barrick Mining Corp. 10,000 327,700
Black Cat Syndicate, Ltd.
*
2,500,000 2,319,283
Borealis Mining Co., Ltd.
*
104,430 87,794
Carolina Rush Corp.
*
1,000,000 68,262
Collective Mining, Ltd.
*
15,000 217,827
Compass Gold Corp.
*
1,975,000 248,347
Dryden Gold Corp.
*
1,000,000 226,342
Faraday Copper Corp., 144A
#*∆
43,500 56,262
Felix Gold, Ltd.
*
3,500,000 1,339,179
Founders Metals, Inc.
*
250,000 765,251

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Freegold Ventures, Ltd.
*
150,000 $ 154,128
G2 Goldfields, Inc.
*
1,125,000 3,007,114
Gemdale Gold Corp., 144A
#*@∆
200,000 143,709
Gold X2 Mining, Inc.
*
2,000,000 747,288
Heliostar Metals, Ltd.
*
950,000 1,242,365
K92 Mining, Inc.
*
245,400 2,965,889
Karus Mining, Inc.
#*@
37,500 36,376
Kesselrun Resources, Ltd.
*~
5,000,000 251,491
Kinross Gold Corp. 5,000 124,250
Lahontan Gold Corp.
*
1,000,000 100,596
Larvotto Resources, Ltd.
*
500,000 248,135
Loncor Gold, Inc.
*
2,375,000 2,013,724
Maple Gold Mines, Ltd.
*
95,000 85,327
McFarlane Lake Mining, Ltd.
*
2,000,000 201,193
Medallion Metals, Ltd.
*
1,000,000 356,116
Montage Gold Corp.
*
400,000 1,945,822
Newcore Gold, Ltd.
*
600,000 366,458
Omai Gold Mines Corp.
*
3,736,000 3,624,057
Ongold Resources, Ltd.
*
86,000 61,795
OR Royalties, Inc. 20,000 801,600
OR Royalties, Inc. 15,000 601,207
Orosur Mining, Inc.
*
1,250,000 404,182
Osisko Development Corp.
*
250,000 855,069
Pacgold, Ltd.
*
1,666,667 72,668
Perpetua Resources Corp.
*
5,000 101,150
Probe Gold, Inc.
*
325,000 702,917
Provenance Gold Corp.
*
192,500 35,963
Radisson Mining Resources, Inc.
*
8,150,000 3,689,373
Radius Gold, Inc., 144A
#*∆
125,000 12,575
Ramelius Resources, Ltd. 182,621 465,162
Renegade Gold, Inc.
*
650,000 56,047
Roscan Gold Corp.
*
1,500,000 172,451
Royal Road Minerals, Ltd.
*
1,500,000 242,509
Sanu Gold Corp.
*
2,075,000 484,569
Sanu Gold Corp., 144A
#∆
700,000 163,469
Scottie Resources Corp.
*
500,000 628,728
Seabridge Gold, Inc.
*
20,000 483,000
Silver Tiger Metals, Inc.
*
300,000 163,828
Sranan Gold Corp.
*
500,000 150,895
Storm Exploration, Inc.
*
134,375 27,759
Sua Holdings Limited
#*@
500,000 755
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tolu Minerals, Ltd.
*
2,042,000 1,670,705
Torex Gold Resources, Inc.
*
10,000 415,607
TriStar Gold, Inc.
*~
30,225,000 3,583,477
Valkea Resources Corp.
*
350,000 120,716
Viva Gold Corp.
*
470,000 50,658

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Westhaven Gold Corp.
*
500,000 $ 71,855
41,406,501
Metal - Copper 0.16%
C3 Metals, Inc.
*
123,000 107,825
Metal - Diversified 2.52%
Aurion Resources, Ltd.
*
400,000 327,657
Cartier Resources, Inc.
*
750,000 97,004
Ivanhoe Mines, Ltd.
*
10,000 106,057
Juno Corp., 144A
#*@∆
200,000 533,161
Mithril Silver and Gold, Ltd.
*
634,000 255,112
Orex Minerals, Inc.
*
700,000 130,775
Orsu Metals Corp., 144A
#*@∆
186,922 0
RTG Mining, Inc.
*
3,000,000 71,301
Troilus Gold Corp.
*
200,000 182,510
Visionary Copper and Gold Mines, Inc.
*
100,000 49,580
1,753,157
Mining Services 0.16%
Britannia Mining Solutions, Inc., 144A
#*@∆
5,700 71,675
Cordoba Minerals Corp.
*
58,823 36,772
Orexplore Technologies, Ltd.
#*@
267,284 0
108,447
Non-Ferrous Metals 0.37%
InZinc Mining, Ltd.
*
2,000,000 39,520
Solitario Resources Corp.
*
310,000 216,380
255,900
Oil Companies - Exploration & Production 0.36%
Big Sky Energy Corp.
#*@
2,000,000 0
Goliath Resources, Ltd.
*
112,500 248,168
248,168
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*@∆
12,083 108
Platinum 0.01%
New Age Metals, Inc., 144A
#*∆
35,880 8,508
Precious Metals 11.92%
Arizona Metals Corp.
*
150,000 68,980
Brixton Metals Corp.
*
2,500,000 134,727
Canex Metals, Inc.
*
3,100,000 367,536
Capitan Silver Corp.
*
700,000 819,861
Coeur Mining, Inc.
*
18,000 337,680
Dolly Varden Silver Corp.
*
350,000 1,757,922

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
First Nordic Metals Corp.
*
400,000 $ 143,709
GFG Resources, Inc.
*
5,000,000 556,873
Gold Terra Resource Corp.
*
7,400,000 664,655
GR Silver Mining, Ltd.
*
1,500,000 366,458
Metallium, Ltd.
*
127,493 96,802
Metallium, Ltd.
*
122,507 93,016
Metallium, Ltd.
*
75,000 56,945
Olive Resource Capital, Inc.
*
4,000,000 229,935
Paramount Gold Nevada Corp.
*
170,000 209,100
Rua Gold, Inc.
*
265,000 148,523
Silver Viper Minerals Corp.
*
300,000 196,163
Stillwater Critical Minerals Corp.
*
770,000 232,378
Visionary Metals Corp.
*
1,500,000 75,447
Vizsla Royalties Corp.
*
448,749 1,257,542
West Point Gold Corp.
*
960,000 324,208
Xali Gold Corp., 144A
#*∆
4,875,000 140,116
8,278,576
Real Estate Operating/Development 1.77%
Mammoth Resources Corp.
*~
5,500,000 256,880
Revival Gold, Inc.
*
1,908,400 973,604
1,230,484
Retail - Jewelry 0.35%
Mene, Inc.
*
2,115,000 243,156
Silver Mining 9.33%
Argenta Silver Corp.
*
725,000 552,202
Aya Gold & Silver, Inc.
*
69,000 798,233
Blackrock Silver Corp.
*
30,000 18,754
Endeavour Silver Corp.
*
52,500 411,188
Kootenay Silver, Inc.
*
200,000 283,107
Kuya Silver Corp., 144A
#*@∆
200,000 73,292
Metallic Minerals Corp.
*
1,000,500 287,562
Southern Silver Exploration Corp.
*
1,125,000 331,429
Vizsla Silver Corp.
*
862,500 3,724,671
6,480,438
Total Common Stocks 66,205,633
(cost $55,278,505)

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
World Precious Minerals Fund
Corporate Non-Convertible Bond 1.36%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 1.36%
Aris Gold Corp. 7.50 08/26/27 $ 478,217 $ 944,478
(cost $478,217)
Warrants 0.81%
Exercise
Price
Exp.
Date Shares
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 147,500 0
Diversified Minerals 0.02%
Minaurum Gold, Inc., 144A
#*@∆
0.34 05/02/26 250,000 14,371
Western Exploration, Inc., 144A
#*@∆
2.15 12/31/49 50,000 0
Western Exploration, Inc., 144A
#*@∆
0.95 06/06/28 100,000 0
14,371
Gold Mining 0.51%
Dryden Gold Corp., 144A
#*@∆
0.18 10/02/26 500,000 48,502
Freegold Ventures, Ltd., 144A
#*@∆
0.52 12/31/49 150,000 98,081
Loncor Gold, Inc., 144A
#*@∆
0.80 05/23/28 200,000 54,609
Orosur Mining, Inc., 144A
#*@∆
0.45 03/27/27 375,000 53,891
Radisson Mining Resources, Inc., 144A
#*@∆
0.27 11/17/25 375,000 97,004
STLLR Gold, Inc., 144A
#*@∆
2.19 12/31/27 21,000 0
Westhaven Gold Corp., 144A
#*@∆
0.22 10/17/26 350,000 0
352,087
Metal - Diversified 0.00%
Visionary Copper and Gold Mines, Inc.,
144A
#*@∆
2.00 07/24/26 50,000 0
Precious Metals 0.03%
Denarius Metals Corp., 144A
#*@∆
0.60 03/02/26 75,000 0
GFG Resources, Inc., 144A
#*@∆
0.28 02/05/27 1,000,000 0
GR Silver Mining, Ltd., 144A
#*@∆
0.28 08/12/28 300,000 12,934
Silver Viper Minerals Corp., 144A
#*@∆
1.50 04/12/27 50,000 0
Stillwater Critical Minerals Corp., 144A
#*@∆
0.34 06/25/28 150,000 8,623
21,557
Real Estate Operating/Development 0.14%
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 50,000 9,700
TDG Gold Corp., 144A
#*@∆
0.42 07/06/26 115,000 89,244
98,944
Silver Mining 0.11%
Kootenay Silver, Inc., 144A
#*@∆
1.68 04/25/26 64,000 13,336
Kootenay Silver, Inc., 144A
#*@∆
1.40 05/24/26 1,250,000 51,196
Metallic Minerals Corp., 144A
#*@∆
0.34 07/30/27 220,000 9,485

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining (cont’d)
Southern Silver Exploration Corp., 144A
#*@∆
$ 0.40 07/31/28 187,500 $ 2,021
76,038
Total Warrants 562,997
(cost $0 )
Call Options Purchased 1.18%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 1.18%
Barrick Mining Corp. $ 18.00 01/27 $ 540,000 300 470,700
Newmont Corp. 45.00 01/27 382,500 85 349,350
Pacgold, Ltd., 144A
#@∆
0.10 12/27 0 833,333 0
820,050
Total Purchased Call Options 820,050
(premiums paid $215,749 )
Investments, at value 98.69% 68,533,158
(cost $55,972,471 )
Other assets and liabilities, net 1.31% 908,040
Net Assets 100.00% $ 69,441,198

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Gold and Precious Metals Fund
Common Stocks 95.58% Shares Value
Diversified Minerals 1.42%
Alkane Resources, Ltd.
*
2,000,000 $ 1,512,757
Culico Metals, Inc.
*
180,000 25,221
Leo Lithium, Ltd.
#*@
3,500,000 474,770
Lithium Royalty Corp.
*
679 3,005
Mako Mining Corp.
*
100,000 582,022
Meeka Metals, Ltd.
*
4,666,667 692,784
3,290,559
Enterprise Software/Services 0.30%
Abaxx Technologies, Inc.
*
30,000 687,433
Gold Mining 62.46%
Agnico Eagle Mines, Ltd. 30,000 5,056,800
Alamos Gold, Inc. 250,000 8,715,000
Anglogold Ashanti PLC 90,000 6,329,700
Aris Mining Corp.
*
300,000 2,940,289
Artemis Gold, Inc.
*
40,000 1,048,789
Asante Gold Corp.
*
750,000 1,266,437
Aura Minerals, Inc. 100,000 3,721,000
B2Gold Corp. 1,000,000 4,950,000
Barrick Mining Corp. 90,000 2,949,300
Black Cat Syndicate, Ltd.
*
4,844,104 4,493,939
Black Cat Syndicate, Ltd.
*
155,896 144,627
Borealis Mining Co., Ltd.
*
1,045,570 879,009
Catalyst Metals, Ltd.
*
400,000 2,084,152
Catalyst Metals, Ltd.
*
100,000 521,038
DPM Metals, Inc. 200,000 4,433,427
Endeavour Mining PLC 60,000 2,520,371
Evolution Mining, Ltd. 500,000 3,564,269
Firefinch, Ltd.
#*@
5,000,000 222,662
Genesis Minerals, Ltd.
*
500,000 1,934,093
Gold Fields, Ltd., ADR 150,000 6,294,000
IAMGOLD Corp.
*
500,000 6,465,000
K92 Mining, Inc.
*
1,125,000 13,596,680
Kaiser Reef, Ltd.
*
5,107,143 927,573
Kinross Gold Corp. 135,000 3,354,750
Lundin Gold, Inc. 40,000 2,591,651
Mineros SA 2,500,000 8,119,566
New Gold, Inc.
*
250,000 1,795,000
Newmont Corp. 20,000 1,686,200
OceanaGold Corp. 225,000 4,803,298
OR Royalties, Inc. 250,000 10,020,000
OR Royalties, Inc. 170,000 6,813,681
Pantoro Gold, Ltd.
*
300,000 1,195,484
Perpetua Resources Corp.
*
15,000 303,450
Petropavlovsk PLC
#*@+
4,886,855 0
Ramelius Resources, Ltd. 1,200,000 3,056,570

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Resolute Mining, Ltd.
*
2,500,000 $ 1,698,435
St Barbara, Ltd.
*
3,831,691 1,348,907
St Barbara, Ltd.
*
668,309 235,271
Tolu Minerals, Ltd.
*
1,250,000 1,022,714
Torex Gold Resources, Inc.
*
150,000 6,234,102
Wesdome Gold Mines, Ltd.
*
50,000 778,903
Westgold Resources, Ltd. 1,750,000 5,159,115
145,275,252
Investment Companies 0.26%
Cango, Inc./KY, ADR
*
40,000 169,600
Versamet Royalties Corp.
*
55,000 434,720
604,320
Metal - Diversified 2.72%
Aclara Resources, Inc.
*
137,400 255,706
Vox Royalty Corp. 1,412,000 6,071,600
6,327,306
Mining Services 1.09%
Britannia Mining Solutions, Inc., 144A
#*@∆
51,443 646,873
Empress Royalty Corp.
*
1,800,000 1,228,713
Orexplore Technologies, Ltd.
#*@
1,007,351 0
Star Royalties, Ltd.
*
3,500,000 666,451
2,542,037
Platinum 1.81%
Impala Platinum Holdings, Ltd., ADR 300,000 3,822,600
Sibanye Stillwater, Ltd., ADR
*
35,000 393,400
4,216,000
Precious Metals 13.20%
Americas Gold & Silver Corp.
*
580,000 2,162,966
Coeur Mining, Inc.
*
350,000 6,566,000
EMX Royalty Corp.
*
500,000 2,558,023
Hecla Mining Co. 600,000 7,260,000
Luca Mining Corp.
*
2,500,000 2,892,146
Pan African Resources PLC 750,000 885,010
Pan American Silver Corp. 73,555 2,848,785
SSR Mining, Inc.
*
200,000 4,884,000
Summit Royalty Corp., 144A
#*@∆
1,000,000 650,000
30,706,930
Retail - Jewelry 0.33%
Mene, Inc.
*
1,025,000 117,842
Mene, Inc., 144A
#∆
5,714,285 656,956
774,798

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Silver Mining 11.99%
Andean Precious Metals Corp.
*
900,000 $ 5,367,536
Aya Gold & Silver, Inc.
*
893,500 10,336,531
Discovery Silver Corp.
*
1,000,000 3,707,696
Endeavour Silver Corp.
*
320,000 2,506,287
Santacruz Silver Mining, Ltd.
*
1,800,000 3,569,735
Silver Crown Royalties, Inc.
*
120,000 475,102
Silver X Mining Corp., 144A
#*@∆
1,000,000 346,698
Silvercorp Metals, Inc. 250,000 1,580,000
27,889,585
Total Common Stocks 222,314,220
(cost $104,679,897)
Corporate Non-Convertible Bonds 1.58%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 1.58%
Aris Gold Corp. 7.50 08/26/27 1,859,281 3,672,080
Total Corporate Non-Convertible Bonds 3,672,080
(cost $2,345,036)
Warrants 0.29%
Exercise
Price
Exp.
Date Shares
Gold Mining 0.05%
Borealis Mining Co., 144A
#*@∆
$ 0.78 02/25/27 450,000 126,105
Precious Metals 0.23%
Luca Mining Corp., 144A
#*@∆
0.60 03/26/26 750,000 544,298

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
September 30, 2025
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.01%
Silver Crown Royalties, Inc.
#*
$ 16.00 06/28/27 85,000 $ 15,269
Total Warrants 685,672
(cost $6,135 )
Call Options Purchased 1.03%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 1.03%
Barrick Mining Corp. $ 18.00 01/27 $ 1,557,000 865 1,357,185
Newmont Corp. 45.00 01/27 1,125,000 250 1,027,500
2,384,685
Total Purchased Call Options 2,384,685
(premiums paid $625,033 )
Investments, at value 98.48% 229,056,657
(cost $107,656,101 )
Other assets and liabilities, net 1.52% 3,542,037
Net Assets 100.00% $ 232,598,694

Notes to Portfolios of Investments (
unaudited
)
September 30, 2025

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2025.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to
◊ Zero coupon bond. Interest rate presented is yield to maturity.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of September 30, 2025.
* Non-income producing security.
@ Security was fair valued at September 30, 2025, by U.S. Global Investors, Inc. (Adviser)
(other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2025, were 0.00% of Global Luxury Goods Fund,
2.69% of Global Resources Fund, 2.05% of World Precious Minerals Fund and 1.29% of Gold
And Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2025 amounted to
$1,445,550, 2.68%, of Global Resources Fund, $1,832,018, 2.64%, of World Precious Minerals
Fund and $2,970,930, 1.28%, of Gold And Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
GO General Obligation
LP Limited Partnership
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond
REIT Real Estate Investment Trust

Notes to Portfolios of Investments (
unaudited
)
September 30, 2025

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of September 30,
2025, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 22,079,567 $ – $ 22,079,567
Investments, at Value $ – $ 22,079,567 $ – $ 22,079,567

Notes to Portfolios of Investments (
unaudited
)
September 30, 2025

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 20,270,220 $ – $ 20,270,220
Investments, at Value $ – $ 20,270,220 $ – $ 20,270,220
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,408,186 $ 3,960,185 $ – $ 5,368,371
Athletic Footwear 1,282,237 – – 1,282,237
Automotive - Cars & Light Trucks 7,443,078 1,855,897 – 9,298,975
Beverages - Wine/Spirits – 3,012,470 – 3,012,470
Building - Residential/
Commercial 600,909 – – 600,909
Casino Hotels 1,054,284 – – 1,054,284
Cosmetics & Toiletries 1,306,368 – – 1,306,368
Cruise Lines 5,312,114 – – 5,312,114
Diversified Banking Institution 2,185,426 – – 2,185,426
Diversified Minerals 108,630 – – 108,630
Energy - Alternate Sources – – 0 0
Fiduciary Banks 1,150,830 – – 1,150,830
Finance - Mortgage Loan/Banker – – 0 0
Footwear & Related Apparel 339,375 – – 339,375
Gold Mining 2,174,202 1,423,672 – 3,597,874
Hotels & Motels 1,141,536 – – 1,141,536
Investment Management/
Advisory Services – 257,640 – 257,640
Oil Companies - Exploration &
Production 36,520 – – 36,520
Precious Metals 1,074,640 – – 1,074,640
Real Estate Operating/
Development – – 0 0
Recreational Centers 927,360 – – 927,360
Retail - Apparel/Shoe 569,376 5,383,633 – 5,953,009
Retail - Jewelry 527,560 1,937,273 – 2,464,833
Textile - Apparel 4,145,208 – – 4,145,208
Corporate Non-Convertible Bond – 763,180 – 763,180
Purchased Call Options 74,425 194,125 – 268,550
Investments, at Value 32,862,264 18,788,075 0 51,650,339

Notes to Portfolios of Investments (
unaudited
)
September 30, 2025

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/Production $ 300,891 $ – $ – $ 300,891
Agricultural Biotech 405,780 – – 405,780
Agricultural Chemicals 1,467,750 – – 1,467,750
Building - Heavy Construction 117,150 464,499 – 581,649
Building Products - Wood 115,980 – – 115,980
Chemicals - Diversified 946,870 – – 946,870
Chemicals - Specialty 81,080 – – 81,080
Coal 353,990 – 0 353,990
Diamonds/Precious Stones 119,404 – – 119,404
Diversified Minerals 2,425,627 63,740 106,450 2,595,817
Electric - Integrated 185,800 – – 185,800
Energy - Alternate Sources – – 0 0
Enterprise Software/Services 6,874,326 – – 6,874,326
Finance - Other Services 300,532 – – 300,532
Gold Mining 9,140,497 849,509 76,867 10,066,873
Industrial Gases 380,000 – – 380,000
Investment Companies 42,400 116,711 – 159,111
Machinery - Electric Utilities 461,175 – – 461,175
Metal - Copper 2,686,853 – – 2,686,853
Metal - Diversified 1,624,698 732,362 533,161 2,890,221
Metal - Iron – – 0 0
Mining Services 194,852 – – 194,852
Natural Resource Technology – – 39,928 39,928
Non-Ferrous Metals 1,292,786 34,403 0 1,327,189
Oil - US Royalty Trusts 278,293 – – 278,293
Oil Companies - Exploration &
Production 2,114,190 – – 2,114,190
Oil Companies - Field Services 505,885 – – 505,885
Oil Companies - Integrated 3,279,575 – – 3,279,575
Oil Refining & Marketing 170,260 – – 170,260
Paper & Related Products 348,000 – – 348,000
Pipelines 1,409,880 – – 1,409,880
Platinum 112,639 – – 112,639
Pollution Control 93,411 – – 93,411
Precious Metals 2,727,391 – – 2,727,391
Real Estate Operating/
Development 816,268 – 0 816,268
REITS - Diversified 322,270 – – 322,270
Retail - Jewelry 86,225 – – 86,225
Silver Mining 2,560,626 – – 2,560,626
Steel - Producers 209,145 – – 209,145
Corporate Convertible Bond – – 537,960 537,960
Corporate Non-Convertible Bonds – 1,473,843 – 1,473,843

Notes to Portfolios of Investments (
unaudited
)
September 30, 2025

Global Resources Fund
Warrants
Diamonds/Precious Stones $ – $ 0 $ – $ 0
Diversified Minerals – 0 0 0
Investment Companies – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified – 0 – 0
Oil Companies - Exploration &
Production – 21,557 0 21,557
Real Estate Operating/
Development – 26,676 – 26,676
Silver Mining – 99,698 – 99,698
Investments, at Value 44,552,499 3,882,998 1,294,366 49,729,863
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/Production $ 2,431,828 $ – $ – $ 2,431,828
Coal – – 0 0
Diamonds/Precious Stones 218,043 – – 218,043
Diversified Minerals 3,049,206 385,288 0 3,434,494
Gold Mining 32,972,015 8,253,646 180,840 41,406,501
Metal - Copper 107,825 – – 107,825
Metal - Diversified 1,148,695 71,301 533,161 1,753,157
Mining Services 36,772 – 71,675 108,447
Non-Ferrous Metals 255,900 – – 255,900
Oil Companies - Exploration &
Production 248,168 – 0 248,168
Optical Recognition Equipment – – 108 108
Platinum 8,508 – – 8,508
Precious Metals 8,031,813 246,763 – 8,278,576
Real Estate Operating/
Development 1,230,484 – – 1,230,484
Retail - Jewelry 243,156 – – 243,156
Silver Mining 6,480,438 – – 6,480,438
Corporate Non-Convertible Bond – 944,478 – 944,478
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 14,371 – 14,371
Gold Mining – 352,087 – 352,087
Metal - Diversified – 0 – 0
Precious Metals – 21,557 – 21,557
Real Estate Operating/
Development – 98,944 – 98,944

Notes to Portfolios of Investments (
unaudited
)
September 30, 2025

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2025 through September 30, 2025:
World Precious Minerals Fund
Warrants (continued)
Silver Mining $ – $ 76,038 $ – $ 76,038
Purchased Call Options 820,050 0 – 820,050
Investments, at Value 57,282,901 10,464,473 785,784 68,533,158
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Diversified Minerals $ 610,248 $ 2,205,541 $ 474,770 $ 3,290,559
Enterprise Software/Services – 687,433 – 687,433
Gold Mining 117,666,403 27,386,187 222,662 145,275,252
Investment Companies 604,320 – – 604,320
Metal - Diversified 6,327,306 – – 6,327,306
Mining Services 1,895,164 – 646,873 2,542,037
Platinum 4,216,000 – – 4,216,000
Precious Metals 29,171,920 885,010 650,000 30,706,930
Retail - Jewelry 774,798 – – 774,798
Silver Mining 27,414,483 475,102 – 27,889,585
Corporate Non-Convertible Bonds – 3,672,080 0 3,672,080
Warrants
Gold Mining – 126,105 – 126,105
Precious Metals – 544,298 – 544,298
Silver Mining – 15,269 – 15,269
Purchased Call Options 2,384,685 – – 2,384,685
Investments, at Value $ 191,065,327 $ 35,997,025 $ 1,994,305 $ 229,056,657
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/24 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 09/30/25 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/25
(1)
$ — $ —

Notes to Portfolios of Investments (
unaudited
)
September 30, 2025

(
Significant unobservable inputs developed by the Adviser for Level 3 investments held at period end are as follows:
Common
Stocks
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/24 $ 701,040 $ 500,760 $ 1,201,800
Transfers 43,113 - 43,113
Net change in unrealized appreciation (depreciation) 12,253 37,200 49,453
Ending Balance 09/30/25 $ 756,406 $ 537,960 $ 1,294,366
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/25
(1)
$ 12,253 $ 37,200 $ 49,453
Common
Stock Total
World Precious Minerals Fund
Beginning Balance 12/31/24 $ 360,955 $ 360,955
Corporate Action 731 731
Purchases 217,678 72,356
Transfers 109 109
Net change in unrealized appreciation (depreciation) 206,311 206,311
Ending Balance 09/30/25 $ 785,784 $ 785,784
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/25
(1)
$ 206,311 $ 206,311
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/24 $ 1,024,982 $ 0 $ 1,024,982
Purchases 1,303,019 — 1,303,019
Corporate Action 31,404 — 31,404
Net change in unrealized appreciation (depreciation) (365,100) — (365,100)
Ending Balance 09/30/25 $ 1,994,305 $ 0 $ 1,994,305
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/25
(1)
$ (365,100) $ — $ (365,100)
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at September 30, 2025.
Fair Value at
09/30/25
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 756.406 Market Transaction
(1)
Discount
Corporate Convertible Bond 537,960 Market Transaction
(1)
Discount 0%

Notes to Portfolios of Investments (
unaudited
)
September 30, 2025

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2025.
At September 30, 2025, the value of investments in affiliated companies was $0, representing
0% of net assets, and the total cost was $2,400,000.
Fair Value at
09/30/25
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(92% discount)
Common Stocks 785,784 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(4% discount)
Common Stocks 1,994,305 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the Fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
202 4 Additions Reductions
September 30 ,
202 5
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 202 4
Purchases
Cost
Sales
Proceeds
September
30 , 202 5 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
202 4 Additions Reductions
September 30 ,
202 5
Kesselrun Resources, Ltd. 5,000,000 — — 5,000,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 1, 455 ,000 (30,000) 30, 225 ,000
Waraba Gold Ltd. 8,200,000 — — 8,200 ,000

Notes to Portfolios of Investments (
unaudited
)
September 30, 2025

At September 30, 2025, the value of investments in affiliated companies was $4,180,229, representing 6.02% of net assets, and the total cost was $5,802,025.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of September 30, 2025, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
As of September 30, 2025, the total cost of restricted securities was $7,473,544, and the total value was
$39,928, representing 0.07% of net assets.
As of September 30, 2025, the total cost of restricted securities was $1,362,590, and the total value was
$0, representing 0.00% of net assets.
Values of Affiliated Companies
World
Precious
Minerals Fund
December 31,
2024
Purchases
Cost
Sales
Proceeds
September
30 , 2025 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Kesselrun
Resources, Ltd. $ 121,743 $ — $ — $ 251,491 $ — $ – $ 129,748
Mammoth
Resources Corp. 57,393 — — 256,880 — – 199,487
TriStar Gold, Inc. 2,604,612 139,747 (4,116) 3,583,477 — (3,917) 847,151
Waraba Gold,
Ltd. 57,046 — — 88,381 — – 31,335
$ 2,840,794 $ 139,747 $ (4,116) $ 4,180,229 $ — $ (3,917) $ 1,207,721
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28